UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Jane K. Carten.
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant's Telephone Number — (360) 734-9900

Date of fiscal year end: November 30, 2017
Date of reporting period: August 31, 2017

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds – 72.6%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

Alibaba Holding Group	3.125% due 11/28/2021	$350,000	$360,012	3.3%
American Honda	1.50% due 09/11/2017	250,000	250,010	2.3%
Cintas No. 2	6.125% due 12/01/2017	270,000	272,997	2.5%
Ford Motor Credit	3.157% due 8/4/2020	250,000	255,554	2.3%
International Game Technology	7.50% due 06/15/2019	250,000	271,250	2.5%
Snap-On	6.70% due 03/01/2019	350,000	374,418	3.4%
Toyota Motor Credit	1.25% due 10/05/2017	226,000	226,005	2.0%

		1,946,000	2,010,246	18.3%

Energy

Statoil	5.25% due 04/15/2019	274,000	289,162	2.6%

		274,000	289,162	2.6%

Financials

Berkshire Hathaway Finance	2.00% due 08/15/2018	300,000	301,452	2.7%
BNP Paribas	2.375% due 09/14/2017	250,000	250,056	2.3%
Camden Property Trust	4.625% due 6/15/2021	275,000	293,768	2.7%
General Electric Capital	5.625% due 09/15/2017	250,000	250,268	2.3%
Jefferies Group	8.50% due 07/15/2019	265,000	293,930	2.7%

		1,340,000	1,389,474	12.7%

Health Care

Abbott Laboratories	4.125% due 05/27/2020	375,000	395,435	3.6%
AbbVie	2.50% due 05/14/2020	250,000	253,202	2.3%
Astrazeneca	2.375% due 11/16/2020	155,000	156,273	1.4%
Gilead Sciences	2.55% due 09/01/2020	400,000	407,137	3.7%
Teva Pharmaceutical	3.65% due 11/10/2021	350,000	349,871	3.2%

		1,530,000	1,561,918	14.2%

Industrials

Emerson Electric	4.875% due 10/15/19	310,000	329,264	3.0%
Union Pacific	7.875% due 01/15/2019	127,000	137,292	1.2%

		437,000	466,556	4.2%

Materials

Air Products & Chemicals	1.20% due 10/15/2017	250,000	249,930	2.3%
BHP Billiton Fin USA	6.50% due 4/01/2019	315,000	338,353	3.1%
Potash	3.25% due 12/01/2017	250,000	251,045	2.3%
Sherwin Williams	1.35% due 12/15/2017	250,000	249,645	2.3%

		1,065,000	1,088,973	10.0%

Technology

Adobe Systems	4.75% due 02/01/2020	379,000	406,163	3.7%
Oracle	5.75% due 04/15/2018	250,000	256,369	2.4%
Xilinx	2.125% due 03/15/2019	200,000	200,633	1.8%

		829,000	863,165	7.9%

Utilities

LaClede Gas	2.00% due 08/15/2018	300,000	300,533	2.7%

		300,000	300,533	2.7%

Total Corporate Bonds		$7,721,000	$7,970,027	72.6%

Government Bonds – 23.5%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

United States Treasury Notes

United States Treasury Note	2.75% due 12/31/2017	$142,000	$142,761	1.3%
United States Treasury Note	2.625% due 01/31/2018	141,000	141,865	1.3%
United States Treasury Note	2.25% due 07/31/2018	300,000	302,672	2.7%
United States Treasury Note	2.75% due 02/15/2019	200,000	204,148	1.9%
United States Treasury Note	3.625% due 02/15/2021	900,000	963,598	8.8%
United States Treasury Note	2.00% due 09/30/2020	300,000	304,828	2.8%
United States Treasury Note	2.5% due 08/15/2023	500,000	518,691	4.7%

		2,483,000	2,578,563	23.5%

Total investments	(Cost = $10,558,819)	$10,204,000	10,548,590	96.1%
Other assets (net of liabilities)			430,922	3.9%
Total net assets			$10,979,512	100.0%

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds – 59.7%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Consumer Discretionary

VF	6.00% due 10/15/2033	$200,000	$249,078	2.7%

		200,000	249,078	2.7%

Consumer Staples

Unilever Capital	5.90% due 11/15/2032	200,000	266,717	2.8%

		200,000	266,717	2.8%

Energy

Baker Hughes	6.875% due 01/15/2029	100,000	126,314	1.3%
Canadian Natural Resources	6.45% due 06/30/2033	225,000	262,466	2.8%
Statoil ASA (Norsk Hydro Yankee)	7.15% due 01/15/2029	224,000	306,590	3.3%

		549,000	695,370	7.4%

Financials

Affiliated Managers Group	3.50% due 08/01/2025	250,000	255,713	2.7%
Cincinnati Financial	6.92% due 05/15/2028	250,000	327,114	3.5%
UBS AG Stamford CT	7.75% due 09/01/2026	200,000	256,631	2.7%

		700,000	839,458	8.9%

Health Care

Becton Dickinson	6.70% due 08/01/2028	240,000	298,204	3.2%
Johnson and Johnson	4.95% due 05/15/2033	226,000	277,454	3.0%
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	291,074	3.1%
Pharmacia	6.50% due 12/01/2018	100,000	106,024	1.1%
Teva Pharmaceutical	3.65% due 11/10/2021	250,000	249,908	2.7%

		1,031,000	1,222,664	13.1%

Industrials

Boeing	6.125% due 02/15/2033	215,000	283,344	3.0%
Deere & Co.	8.10% due 05/15/2030	95,000	141,398	1.5%

		310,000	424,742	4.5%

Materials

Air Products & Chemicals	8.75% due 04/15/2021	50,000	59,071	0.6%

		50,000	59,071	0.6%

Technology

Apple	4.50% due 02/23/2036	350,000	399,644	4.3%
Intel	4.00% due 12/15/2032	360,000	392,606	4.2%
Microsoft	4.20% due 11/03/2035	350,000	388,979	4.1%

		1,060,000	1,181,229	12.6%

Utilities

Entergy Louisiana	5.40% due 11/01/2024	200,000	233,026	2.5%
Florida Power & Light	5.95% due 10/01/2033	100,000	128,639	1.4%
Puget Sound Energy	7.02% due 12/01/2027	237,000	305,587	3.2%

		537,000	667,252	7.1%

Total Corporate Bonds		$4,637,000	$5,605,581	59.7%

Government Bonds – 15.1%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Foreign Government Bonds

Quebec Canada Yankee	7.125% due 02/09/2024	$175,000	$220,712	2.4%

		175,000	220,712	2.4%

United States Treasury Bonds

United States Treasury Bond	5.25% due 02/15/2029	170,000	222,886	2.4%
United States Treasury Bond	6.125% due 08/15/2029	225,000	317,637	3.4%
United States Treasury Bond	6.25% due 05/15/2030	75,000	108,445	1.1%
United States Treasury Bond	5.375% due 02/15/2031	400,000	546,141	5.8%

		870,000	1,195,109	12.7%

Total Government Bonds		$1,045,000	$1,415,821	15.1%

Municipal Bonds – 20.4%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

Blaine Co. ID SCD #61 Hailey	5.25% due 08/01/2020	$250,000	$270,235	2.9%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	220,966	2.4%
Dupage Co. IL SCD #502	5.50% due 01/01/2026	150,000	155,791	1.7%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	192,699	2.0%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	160,364	1.7%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	217,600	2.3%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	249,533	2.7%

		1,370,000	1,467,188	15.7%

Revenue

Johnson Co. KS Bldg. Ls./Pr. REV. BAB	4.60% due 09/01/2026	250,000	253,720	2.7%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	188,457	2.0%

		410,000	442,177	4.7%

Total Municipal Bonds		1,780,000	1,909,365	20.4%

Total investments	(Cost = $8,515,375)	$7,462,000	8,930,767	95.2%
Other assets (net of liabilities)			453,004	4.8%
Total net assets			$9,383,771	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks – 62.1%	Number of Shares	Market Value	Country [1]	Percentage of Assets

Communications

Internet Media
Alphabet, Class A2	167	$159,525	United States	1.3%

Telecom Carriers
China Mobile ADR	1,500	79,620	China	0.7%

		239,145		2.0%

Consumer Discretionary

Airlines
Delta Air Lines	1,870	88,245	United States	0.7%

Apparel, Footwear & Accessory Design
VF	2,300	144,601	United States	1.2%

Home Products Stores
Lowe's	2,550	188,420	United States	1.6%

Specialty Apparel Stores
Ross Stores	1,990	116,315	United States	0.9%

		537,581		4.4%

Consumer Staples

Beverages
PepsiCo	1,750	202,528	United States	1.7%

Food & Drug Stores
CVS Health	1,830	141,532	United States	1.2%

Household Products
Procter & Gamble	2,000	184,540	United States	1.5%
Unilever ADR	2,900	168,809	United Kingdom	1.4%
		353,349		2.9%

Packaged Food
Nestle ADR	3,000	254,280	Switzerland	2.1%

		951,689		7.9%

Energy

Exploration & Production
CNOOC LTD ADR	640	77,792	China	0.7%
ConocoPhillips	2,240	97,798	United States	0.8%
		175,590		1.5%

Integrated Oils
Statoil ADR	6,500	122,525	Norway	1.0%
Total ADR	2,332	121,357	France	1.0%
		243,882		2.0%

		419,472		3.5%

Financials

Banks
Mitsubishi UFJ Financial ADR	21,450	130,416	Japan	1.1%
PNC Bank	1,590	199,402	United States	1.7%
Toronto-Dominion Bank	3,715	199,161	Canada	1.6%
		528,97		4.4%

Consumer Finance
Ally Financial	6,600	149,160	United States	1.2%

Diversified Banks
JP Morgan Chase	1,750	159,057	United States	1.3%

P&C Insurance
Chubb	1,130	159,805	Switzerland	1.3%

		997,001		8.2%

Health Care

Biotech
Amgen	970	172,437	United States	1.4%

Large Pharma
Johnson & Johnson	1,200	158,844	United States	1.3%
Merck & Co	2,230	142,408	United States	1.2%
Novo Nordisk ADR	2,000	95,240	Denmark	0.8%
Pfizer	4,600	156,032	United States	1.3%
		552,524		4.6%

Life Science Equipment
Abbott Laboratories	2,700	137,538	United States	1.1%
Alere[2]	2,300	113,758	United States	1.0%
		251,296		2.1%

		976,257		8.1%

Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	1,000	138,270	United States	1.1%
Johnson Controls International	3,300	130,647	United States	1.1%
		268,917		2.2%

Factory Automation Equipment
Sensata Technologies Holding[2]	3,300	147,378	United States	1.2%

Flow Control Equipment
Parker Hannifin	850	136,757	United States	1.1%

Rail Freight
Canadian National Railway	1,600	129,584	Canada	1.1%

		682,636		5.6%

Materials

Agricultural Chemicals
Monsanto	750	87,900	United States	0.7%

Basic & Diversified Chemicals
Praxair	1,000	131,540	United States	1.1%

Containers & Packaging
3M	975	199,212	United States	1.7%

Non-Wood Building Materials
Carlisle	1,200	113,628	United States	0.9%

Specialty Chemicals
PPG Industries	1,000	104,320	United States	0.9%
RPM International	3,500	171,395	United States	1.4%
		275,715		2.3%

		807,995		6.7%

Technology

Application Software
SAP SE ADR	1,500	157,425	Germany	1.3%
Tencent Holdings ADR	2,100	88,893	China	0.7%
		246,318		2.0%

Communications Equipment
Apple	1,500	246,000	United States	2.0%
Juniper Networks	4,000	110,920	United States	0.9%
		356,920		2.9%

Computer Hardware & Storage
HP	8,000	152,640	United States	1.3%

Infrastructure Software
CA	5,100	169,218	United States	1.4%
Oracle	2,000	100,660	United States	0.8%
		269,878		2.2%

Semiconductor Devices
Infineon Technologies ADR	5,275	122,116	Germany	1.0%
Intel	3,100	108,717	United States	0.9%
NXP Semiconductors[2]	1,500	169,440	Netherlands	1.4%
Xilinx	2,000	132,120	United States	1.1%
		532,393		4.4%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	4,100	151,577	Taiwan	1.3%

		1,709,726		14.1%

Utilities

Integrated Utilities
NextEra Energy	1,250	188,138	United States	1.6%

		188,138		1.6%

Total Common Stocks		$7,509,640		62.1%

Corporate Bonds – 17.7%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Communications

America Movil	5.00% due 03/30/2020	$100,000	$107,696	0.9%
Bellsouth Capital Funding	7.875% due 02/15/2030	150,000	200,369	1.6%
Vodafone	4.625% due 07/15/2018	200,000	204,928	1.7%

		450,000	512,993	4.2%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	151,875	1.3%
Stanford University	4.013% due 05/01/2042	100,000	110,523	0.9%
Walmart	1.95% due 12/15/2018	100,000	100,724	0.8%

		350,000	363,122	3.0%

Financials

Blackstone Holdings	5.875% due 03/15/2021	100,000	111,761	0.9%
General Electric Capital	5.35% due 04/15/2022	101,000	113,046	0.9%
HSBC Holdings	4.25% due 03/14/2024	150,000	157,905	1.3%
Jefferies Group	5.125% due 04/13/2018	200,000	203,960	1.7%
PartnerRe Finance	5.50% due 06/01/2020	100,000	108,703	0.9%

		651,000	695,375	5.7%

Health Care

Becton Dickinson	3.125% due 11/08/2021	100,000	102,535	0.8%
Gilead Sciences	3.70% due 04/01/2024	250,000	265,003	2.2%

		350,000	367,538	3.0%

Materials

Air Products & Chemicals	4.375% due 08/21/2019	100,000	105,081	0.9%

		100,000	105,081	0.9%

Technology

Cisco Systems	2.90% due 03/04/2021	100,000	103,274	0.9%

		100,000	103,274	0.9%

Total Corporate Bonds		$2,001,000	$2,147,383	17.7%

Government Bonds – 13.8%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

United States Treasury Notes

United States Treasury Note	1.50% due 6/15/2020	$650,000	$651,600	5.4%
United States Treasury Note	2.125% due 08/31/2020	204,000	208,040	1.7%
United States Treasury Note	2.00% due 11/30/2022	250,000	253,018	2.1%
United States Treasury Note	1.625% due 04/30/2023	106,000	104,919	0.9%
United States Treasury Note	2.75% due 11/15/2023	350,000	368,375	3.0%
United States Treasury Note	2.00% due 05/31/2024	80,000	80,378	0.7%

Total Government Bonds		$1,640,000	$1,666,330	13.8%

Municipal Bonds – 4.6%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

General Obligation

City of Phoenix AZ	5.269% due 07/01/2034	$100,000	$120,755	1.0%
Lake Washington SCD #414 WA BAB	4.906% due 12/01/2027	100,000	108,518	0.9%
Skagit SCD #1	4.613% due 12/01/2022	100,000	108,453	0.9%

		300,000	337,726	2.8%

Revenue Bonds

New York City Housing Dev. Corp	2.65% due 05/01/2021	100,000	101,464	0.8%
Tacoma WA Elec. Sys. Revenue	5.966% due 01/01/2035	100,000	123,992	1.0%

		200,000	225,456	1.8%

Total Municipal Bonds		$500,000	563,182	4.6%

Total investments	(Cost $10,189,722)		11,886,535	98.2%
Other assets (net of liabilities)			214,897	1.8%
Total net assets			$12,101,432	100.0%
[1] Country of domicile [2] Non-income producing security ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Global High Income Fund

Common Stocks – 39.8%		Number of Shares	Market Value	Country[1]	Percentage of Assets

Communications

Telecom Carriers
Orange ADR		10,000	$170,100	France	1.8%
SK Telecom ADR		6,200	156,798	South Korea	1.7%

			326,898		3.5%

Consumer Discretionary

Apparel, Footwear, & Accessory Design
VF		3,000	188,610	United States	2.0%

			188,610		2.0%

Energy

Exploration & Production
CNOOC Limited ADR		1,700	206,635	China	2.2%
Goodrich Petroleum[2]		138	1,187	United States	0.0%[3]
			207,822		2.2%

Integrated Oils
Royal Dutch Shell ADR, Class A		3,800	209,684	Netherlands	2.2%
Statoil ADR		12,000	226,200	Norway	2.4%
Total ADR		3,800	197,752	France	2.1%
			633,636		6.7%

Oil & Gas Services & Equip
National Oilwell Varco		4,200	128,814	United States	1.4%

			970,272		10.3%

Financials

Banks
Skandinaviska Enskilda Banken, Class A		13,000	169,008	Sweden	1.8%

Diversified Banks
Itau Unibanco Holding ADR, Class A		22,000	280,940	Brazil	3.0%

			449,948		4.8%

Health Care

Large Pharma
GlaxoSmithKline ADR		3,100	124,713	United Kingdom	1.3%
Novartis ADR		1,900	160,151	Switzerland	1.7%

			284,864		3.0%

Industrials

Infrastructure Construction
CCR		30,000	165,542	Brazil	1.8%
Hopewell Highway Infrastructure		325,000	199,474	China	2.1%

			365,016		3.9%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan		8,000	139,120	Canada	1.5%

Base Metals
South 32 ADR		19,000	221,920	Australia	2.3%

Steel Raw Material Suppliers
BHP Billiton ADR		6,000	261,000	Australia	2.8%

			622,040		6.6%

Technology

Computer Hardware & Storage
HP		10,000	190,800	United States	2.0%

Semiconductor Devices
Microchip Technology		4,000	347,200	United States	3.7%

			538,000		5.7%

Total Common Stock			$3,745,648		39.8%

Corporate Bonds – 28.2%	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

Communications

Puget Sound Energy[4]	6.974% due 06/01/2067	$200,000	$194,500	United States	2.1%
T-Mobile	6.50% due 01/15/2026	250,000	276,875	United States	2.9%

		450,000	471,375		5.0%

Consumer Discretionary

ADT	4.125% due 06/15/2023	150,000	151,875	United States	1.6%
GAP	5.95% due 04/12/2021	100,000	108,628	United States	1.2%
Rent-A-Center	6.625% due 11/15/2020	200,000	188,000	United States	2.0%

		450,000	448,503		4.8%

Consumer Staples

Grupo Bimbo	4.875% due 06/27/2044	200,000	204,620	Mexico	2.2%

		200,000	204,620		2.2%

Energy

Petrobras International Finance	6.875% due 01/20/2040	50,000	79,000	Brazil	0.9%
Petrobras International Finance	6.75% due 01/27/2041	80,000	49,935	Brazil	0.5%

		130,000	128,935		1.4%

Financials

Jefferies Group	5.125% due 01/20/2023	250,000	275,290	United States	2.9%
Royal Bank of Scotland	6.125% due 12/15/2022	200,000	220,243	United Kingdom	2.3%

		450,000	495,533		5.2%

Industrials

Burlington Northern Santa Fe	5.05% due 03/01/2041	200,000	234,900	United States	2.5%

		200,000	234,900		2.5%

Materials

Allegheny Technologies	7.875% due 08/15/2023	150,000	161,250	United States	1.7%
AngloGold Ashanti Holdings	5.375% due 04/15/2020	100,000	105,325	South Africa	1.1%

		250,000	266,575		2.8%

Technology

Hewlett Packard	4.65% due 12/09/2021	100,000	108,259	United States	1.1%
Nokia	5.375% due 05/15/2019	165,750	174,916	Finland	1.9%

		265,750	283,175		3.0%

Utilities

Iberdrola International[5]	5.75% due Perp	100,000	122,071	Spain	1.3%

		100,000	122,071		1.3%

Total Corporate Bonds		$2,495,750	$2,655,687		28.2%

Government Bonds – 15.7%	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

Foreign Government Bonds

Colombia Republic	8.375% due 02/15/2027	$125,000	$153,750	Colombia	1.6%
Federal Republic of Brazil	8.50% due 01/05/2024	750,000	236,900	Brazil	2.5%
Mexico Bonos Desarrollo	6.50% due 06/10/2021	MXN 60,000	333,189	Mexico	3.6%
Republic of South Africa	8.25% due 09/15/2017	ZAR 900,000	69,214	South Africa	0.7%

			793,053		8.4%

US Treasury Bonds

United States Treasury Bond	6.125% due 11/15/2027	500,000	684,023	United States	7.3%

		500,000	684,023		7.3%

Total Government Bonds			$1,477,076		15.7%

Municipal Bonds – 3.0%	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

Revenue

Colony TX NFM Sales Tax Revenue	7.00% due 10/01/2027	$100,000	$105,452	United States	1.1%
Colony TX NFM Sales Tax Revenue	7.25% due 10/01/2033	50,000	52,861	United States	0.6%
Colony TX NFM Sales Tax Revenue	7.625% due 10/01/2042	50,000	56,350	United States	0.6%
Puerto Rico Aqueduct & Sewer	5.00% due 07/01/2019	85,000	69,276	Puerto Rico	0.7%

		$285,000	$283,939		3.0%

Warrants – 0.0%	Number of Shares	Face Amount	Market Value	Country[1]	Percentage of Assets

Energy

Exploration & Production
Goodrich Petroleum Warrants[2]	1,179	$-	$-	United States	0.0%

		$-	$-		0.0%

Total investments	(Cost = $7,605,167)		8,162,350		86.7%
Other assets (net of liabilities)			1,248,077		13.3%
Total net assets			$9,410,427		100.0%

[1] Country of domicile

[2] Non-income producing

[3] Less than 0.05%

[4] Puget Sound Energy is a fixed to float bond. The bond has a fixed rate until December of 2017 when the interest rate will reset quarterly based on the 3-month Libor plus 2.53%. The interest rate represents the rate in effect at August 31, 2017.

[5] Iberdrola International is a fixed to float bond. The bond has a fixed rate until Feburary of 2018 when the interest rate will be based on EUSA5 plus 4.810% reset periodically. The interest rate represents the rate in effect at August 31, 2017.

ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stock – 95.3%	Number of Shares	Market Value	Percentage of Assets

Communications

Internet Media
Alphabet, Class A1	1,998	$1,908,570	5.1%
Facebook, Class A1	12,984	2,232,858	5.9%

		4,141,428	11.0%

Consumer Discretionary

Airlines
Alaska Air	7,422	554,127	1.5%

Apparel, Footwear & Accessory Design
Nike, Class B	24,510	1,294,373	3.4%
VF	6,500	408,655	1.1%
		1,703,028	4.5%

E-Commerce Discretionary
Amazon.com[1]	1,529	1,499,337	4.0%

Home Improvement
Stanley Black & Decker	9,984	1,437,696	3.8%

Home Products Stores
Home Depot	6,264	938,786	2.5%
Lowe's	6,000	443,340	1.2%
		1,382,126	3.7%

Other Commercial Services
Ecolab	9,230	1,230,359	3.3%

Restaurants
Starbucks	27,758	1,522,804	4.0%

Specialty Apparel Stores
TJX Companies	23,847	1,724,138	4.6%

Toys & Games
Hasbro	7,000	687,750	1.8%

		11,741,365	31.2%

Consumer Staples

Agricultural Producers
Ingredion	6,000	742,920	2.0%

Food & Drug Stores
CVS Health	12,709	982,914	2.6%

Mass Merchants
Costco Wholesale	6,243	978,528	2.6%

		2,704,362	7.2%

Financials

Consumer Finance
Ally Financial	17,000	384,200	1.0%
FLEETCOR Technologies[1]	4,361	626,981	1.7%
Mastercard, Class A	8,914	1,188,236	3.1%
		2,199,417	5.8%

Diversified Banks
JP Morgan Chase	14,016	1,273,914	3.4%

		3,473,331	9.2%

Health Care

Biotech
Amgen	5,267	936,315	2.5%
Celgene[1]	9,000	1,250,370	3.3%
		2,186,685	5.8%

Large Pharma
Bristol-Myers Squibb	11,000	665,280	1.8%

Life Science Equipment
Abbott Laboratories	20,799	1,059,501	2.8%

Medical Devices
Edwards Lifesciences[1]	9,200	1,045,672	2.8%
Stryker	3,000	424,110	1.1%
		1,469,782	3.9%

		5,381,248	14.3%

Industrials

Commercial & Residential Building Equipment & Systems
Johnson Controls International	16,714	661,707	1.7%

		661,707	1.7%

Materials

Specialty Chemicals
RPM International	23,400	1,145,898	3.0%

		1,145,898	3.0%

Technology

Application Software
Adobe Systems[1]	11,000	1,706,760	4.5%

Communications Equipment
Apple	17,220	2,824,080	7.5%
Juniper Networks	26,000	720,980	1.9%
		3,545,060	9.4%

Infrastructure Software
Microsoft	18,920	1,414,648	3.8%

		6,666,468	17.7%

Total investments	(Cost is $22,837,250)	35,915,807	95.3%
Other assets (net of liabilities)		1,771,362	4.7%
Total net assets		$37,687,169	100.0%
[1] Non income producing security

Saturna Investment Trust, Sextant International Fund

Common Stocks – 96.5%	Number of Shares	Market Value	Country[1]	Percentage of Assets

Communications

Telecom Carriers
BCE	50,000	$2,378,000	Canada	3.6%
SK Telecom ADR	30,000	758,700	South Korea	1.1%
Telus	50,000	1,809,000	Canada	2.7%

		4,945,700		7.4%

Consumer Discretionary

Airlines
Copa Holdings, Class A	30,000	3,722,100	Panama	5.5%

Automobiles
Toyota Motor ADR	20,000	2,259,600	Japan	3.4%

E-Commerce Discretionary
MercadoLibre	10,000	2,584,700	Argentina	3.8%

Lodging
Belmond, Class A2	222,800	2,840,700	Bermuda	4.2%

Specialty Apparel Stores
Industria de Diseno Textil, S.A.	10,000	379,890	Spain	0.6%

		11,786,990		17.5%

Consumer Staples

Beverages
Fomento Economico Mexico ADR	30,000	3,001,800	Mexico	4.5%

Food & Drug Stores
Carrefour ADR	174,133	705,239	France	1.0%

Household Products
Unilever ADR	75,000	4,365,750	United Kingdom	6.5%

		8,072,789		12.0%

Energy

Integrated Oils
Total ADR	45,435	2,364,437	France	3.5%

		2,364,437		3.5%

Financials

Banks
Australia & New Zealand Banking Group ADR	80,000	1,876,000	Australia	2.8%
Toronto-Dominion Bank	66,000	3,538,260	Canada	5.3%
		5,414,260		8.1%

Diversified Banks
Mitsubishi UFJ Financial Group ADR	200,000	1,216,000	Japan	1.8%

		6,630,260		9.9%

Health Care

Health Care Supply Chain
Sinopharm Group	250,000	1,131,675	China	1.7%

Large Pharma
Novartis ADR	33,000	2,781,570	Switzerland	4.1%
Novo Nordisk ADR	50,000	2,381,000	Denmark	3.6%
		5,162,570		7.7%

Medical Equipment
Koninklijke Philips ADR	21,905	832,171	Netherlands	1.2%

Specialty Pharma
Shire ADR	10,000	1,493,900	Ireland	2.2%

		8,620,316		12.8%

Materials

Agricultural Chemicals
Potash Corp of Saskatchewan	39,000	678,210	Canada	1.0%

Specialty Chemicals
BASF ADR	40,000	3,878,800	Germany	5.8%

		4,557,010		6.8%

Technology

Application Software
Dassault Systemes ADR	34,153	3,357,240	France	5.0%
NICE Systems ADR	50,000	3,911,000	Israel	5.8%
		7,268,240		10.8%

Information Services
Wolters Kluwer	100,000	4,363,162	Netherlands	6.5%

Semiconductor Manufacturing
ASML	37,350	5,838,178	Netherlands	8.7%

		17,469,580		26.0%

Utilities

Utility Networks
Korea Electric Power ADR	20,000	387,000	South Korea	0.6%

		387,000		0.6%

Total investments	(Cost is $35,094,450)	64,834,082		96.5%
Other assets (net of liabilities)		2,373,839		3.5%
Total net assets		$67,207,921		100.0%
(1) Country of domicile (2) Non-income producing security ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Equity Fund

Common Stocks – 92.8%	Number of Shares	Market Value	Country[1]	Percentage of Assets

Communications

Internet Media
Alphabet, Class A2	122	$116,539	United States	2.5%

Telecom Carriers
China Mobile	6,000	63,671	Hong Kong	1.4%
Telekomunikasi Indonesia ADR	2,000	70,640	Indonesia	1.5%
		134,311		2.9%

		250,850		5.4%

Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike, Class B	1,558	82,278	United States	1.8%
Samsonite International	24,900	102,378	Hong Kong	2.2%
		184,656		4.0%

Auto Parts
Valeo	1,400	93,590	France	2.0%

Automobiles
General Motors	2,000	73,080	United States	1.6%
Toyota Motor ADR	1,000	112,980	Japan	2.4%
		186,060		4.0%

Home Products Stores
Home Depot	850	127,390	United States	2.7%

Other Commercial Services
Ecolab	723	96,376	United States	2.1%

Restaurants
Starbucks	1,713	93,975	United States	2.0%

Specialty Apparel Stores
TJX Companies	1,500	108,450	United States	2.3%

Toys & Games
Hasbro	600	58,950	United States	1.3%

		949,447		20.4%

Consumer Staples

Household Products
Church & Dwight	2,400	120,408	United States	2.6%
Kimberly-Clark de Mexico, Class A	53,000	104,167	Mexico	2.2%
Unilever	2,700	160,650	Netherlands	3.5%
		385,225		8.3%

Packaged Food
Nestle ADR	1,000	84,760	Switzerland	1.8%

		469,985		10.1%

Energy

Renewable Energy Equipment
Siemens Gamesa Renewable Energy	3,500	52,270	Spain	1.1%
Vestas Wind Systems	900	81,911	Denmark	1.8%

		134,181		2.9%

Financials

Banks
Toronto-Dominion Bank	2,800	150,108	Canada	3.2%

Consumer Finance
Mastercard, Class A	824	109,839	United States	2.4%

Life Insurance
AIA Group	11,600	89,333	Hong Kong	1.9%

P&C Insurance
Chubb	700	98,994	Switzerland	2.1%

Wealth Management
Ashmore Group	26,000	123,728	United Kingdom	2.7%

		572,002		12.3%

Health Care

Health Care Facilities
Ramsay Health Care	2,308	125,107	Australia	2.7%

Large Pharma
Novo Nordisk ADR	1,569	74,716	Denmark	1.6%

Medical Equipment
Koninklijke Philips	3,588	136,308	Netherlands	2.9%

		336,131		7.2%

Industrials

Electrical Components
Murata Manufacturing	1,000	153,057	Japan	3.3%
TE Connectivity	351	27,940	Switzerland	0.6%
		180,997		3.9%

Electrical Power Equipment
Siemens ADR	1,000	65,580	Germany	1.4%

Rubber & Plastic
Hartalega Holdings BHD	40,000	63,575	Malaysia	1.4%

		310,152		6.7%

Materials

Containers & Packaging
3M	700	143,024	United States	3.1%

Specialty Chemicals
Johnson Matthey	2,000	71,308	United Kingdom	1.5%

		214,332		4.6%

Technology

Application Software
Adobe Systems[2]	1,000	155,160	United States	3.3%
Dassault Systemes ADR	1,506	148,040	France	3.2%
		303,200		6.5%

Communications Equipment
Apple	1,000	164,000	United States	3.5%

Infrastructure Software
Microsoft	1,438	107,519	United States	2.3%

IT Services
Accenture, Class A	900	117,684	Ireland	2.5%

Semiconductor Devices
NXP Semiconductors[2]	1,300	146,848	Netherlands	3.2%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	6,500	240,305	Taiwan	5.2%

		1,079,556		23.2%

Total investments	(Cost is $3,632,954)	4,316,636		92.8%
Other assets (net of liabilities)		334,681		7.2%
Total net assets		$4,651,317		100.0%
[1] Country of domicile [2] Non-income producing security ADR: American Depositary Receipt

Saturna Investment Trust, Saturna Sustainable Bond Fund

Asset-Backed Securities – 0.5%	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

Asset-Backed Securities

CRART 2014-3 C	3.61% due 06/17/2021	$100,000	$100,579	United States	0.5%

		$100,000	$100,579		0.5%

Corporate Bonds – 89.1%	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

Communications

America Movil[2]	6.00% due 06/09/2019	MXN 12,000,000	$650,343	Mexico	3.2%
Puget Sound Energy[3]	6.974% due 06/01/2067	$1,000,000	972,500	United States	4.8%
Telecom Italia	7.175% due 06/18/2019	300,000	325,110	Luxembourg	1.6%
Telus	3.20% due 04/05/2021	500,000	412,228	Canada	2.1%
Vodafone Group	4.375% due 03/16/2021	250,000	267,725	United Kingdom	1.3%

			2,627,906		13.0%

Consumer Discretionary

Aramark Services	5.125% due 01/15/2024	600,000	637,500	United States	3.2%
Barry Callebaut[4]	5.50% due 06/15/2023	500,000	546,105	Belgium	2.7%
BMW Finance	2.75% due 04/25/2019	NOK 2,000,000	265,189	Netherlands	1.3%
BMW US Capital	2.75% due 12/02/2019	AUD 200,000	159,947	United States	0.8%
Danone[4]	2.077% due 11/02/2021	500,000	493,392	France	2.4%
Nemak[2]	5.50% due 02/28/2023	450,000	461,250	Mexico	2.3%
Starbucks	2.45% due 06/15/2026	500,000	489,924	United States	2.4%
Toyota Motor Credit	2.75% due 02/05/2028	150,000	149,394	Japan	0.8%
Toyota Motor Credit	3.00% due 03/20/2030	500,000	491,279	Japan	2.4%

			3,693,980		18.3%

Consumer Staples

BRF[2]	3.95% due 05/22/2023	500,000	492,650	Brazil	2.4%
BRF[2]	4.75% due 05/22/2024	200,000	201,900	Brazil	1.0%
Nestle Holdings	2.75% due 04/15/2020	NOK 3,000,000	404,987	Switzerland	2.0%

			1,099,537		5.4%

Energy

NextEra Energy Capital (3 month USD LIBOR +2.125%)[5]	6.65% due 06/15/2067	1,000,000	952,500	United States	4.7%

		1,000,000	952,500		4.7%

Financials

Bancolombia	5.95% due 06/03/2021	500,000	553,750	Colombia	2.7%
Canadian Imperial Bank	3.42% due 01/26/2026	CAD 650,000	534,346	Canada	2.7%
Chubb (3 month USD LIBOR + 2.25%)[5]	3.55361% due 04/15/2037	950,000	945,250	Switzerland	4.7%
Emirates[2]	6.00% due 10/08/2019	NZD 500,000	373,496	United Arab Emirates	1.9%
First Abu Dhabi Bank[2]	3.00% due 03/30/2022	750,000	757,307	United Arab Emirates	3.7%
Hanmi Financial [6]	5.45% due 03/30/2027	750,000	773,437	United States	3.8%
Homestreet	6.50% due 06/01/2026	500,000	521,875	United States	2.6%
Iron Mountain	5.75% due 08/15/2024	500,000	510,025	United States	2.5%
MSCI[2]	5.75% due 08/15/2025	450,000	489,330	United States	2.4%
Sun Life Financial	5.59% due 01/30/2023	CAD 350,000	284,711	Canada	1.4%
Westpac Banking	4.625% due 06/01/2018	110,000	112,207	Australia	0.6%

			5,855,734		29.0%

Health Care

Koninklijke Philips	3.75% due 03/15/2022	350,000	370,771	Netherlands	1.8%
Sanofi	4.00% due 03/29/2021	350,000	374,416	France	1.9%
TEVA Pharmaceuticals	2.80% due 07/21/2023	500,000	471,188	Netherlands	2.3%

		1,200,000	1,216,375		6.0%

Industrials

Ingersoll-Rand	2.625% due 05/01/2020	300,000	304,013	Luxembourg	1.5%

		300,000	304,013		1.5%

Technology

Apple[2]	2.65% due 06/10/2020	AUD 500,000	398,165	United States	2.0%
Apple	3.60% due 06/10/2026	AUD 500,000	402,257	United States	2.0%
Flextronics International	4.625% due 02/15/2020	450,000	472,835	Singapore	2.3%
Nokia OYJ	3.375% due 06/12/2022	750,000	757,500	Finland	3.7%
Seagate HDD Cayman	3.75% due 11/15/2018	100,000	101,675	Cayman Islands	0.5%

			2,132,432		10.5%

Utilities

United Utilities	4.55% due 06/19/2018	59,000	60,124	United Kingdom	0.3%
United Utilities	5.375% due 02/01/2019	75,000	78,234	United Kingdom	0.4%

		$134,000	138,358		0.7%

Total Corporate Bonds			$18,020,835		89.1%

Government Bonds – 5.7%	Coupon / Maturity	Face Amount	Market Value	Country[1]	Percentage of Assets

Foreign Government Bonds

Mexico Bonos Desarollo	6.50% due 06/10/2021	MXN 100,000	$555,314	Mexico	2.7%
New Zealand Government[2]	3.00% due 04/15/2020	NZD 700,000	511,108	New Zealand	2.5%

			1,066,422		5.2%

US Government Bonds

United States Treasury Bond	1.625% due 02/15/2026	$100,000.00	96,578	United States	0.5%

		$100,000	96,578		0.5%

Total Government Bonds			1,163,000		5.7%

Total investments	(Cost = $18,996,571)		19,284,414		95.3%
Other assets (net of liabilities)			942,291		4.7%
Total net assets			$20,226,705		100.0%

[1] Country of risk

[2] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2017, the aggregate value of these securities was $4,335,549 representing 21.4% of net assets.

[3] Puget Sound Energy is a fixed to float bond. The bond has a fixed rate until December of 2017 when the interest rate will reset quarterly based on the 3-month Libor plus 2.53%. The interest rate represents the rate in effect at August 31, 2017.

[4] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At August 31, 2017, the net value of these securities was $1,039,497 representing 5.1% of net assets.

[5] Variable rate security. The interest rate represents the rate in effect at August 31, 2017 and resets periodically based on the parenthetiacally disclosed reference rate and spread.

[6] Hanmi Financial is a fixed to float bond. The bond has a fixed rate until March of 2022 when the interest rate will reset quarterly based on the 3-month Libor plus 3.315% The interest rate represents the rate in effect at August 31, 2017.

Saturna Investment Trust, Idaho Tax-Exempt Fund

Tax-Exempt Municipal Bonds – 95.9%	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Financial Services

Idaho Bond Bank Authority	4.00% due 09/15/2019	$90,000	$92,915	0.5%
Idaho Bond Bank Authority	4.00% due 09/15/2032	405,000	435,298	2.4%
Idaho Housing & Finance Association Revenue	3.00% due 07/01/2036	550,000	525,872	2.9%

		1,045,000	1,054,085	5.8%

General Obligation

Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2032	325,000	378,609	2.1%
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	245,294	1.4%
Ada & Canyon Cos. ID JSD #3 Kuna	4.00% due 08/15/2022	400,000	454,404	2.5%
Ada & Canyon Cos. ID JSD #3 Kuna	4.00% due 09/15/2027	100,000	118,086	0.7%
Adams & Washington Cos. ID JSD #432	4.00% due 08/15/2019	100,000	101,394	0.6%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	257,917	1.4%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	206,334	1.1%
Boise City ID ISD	5.00% due 08/01/2030	600,000	734,562	4.1%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2029	250,000	294,055	1.6%
Bonneville & Bingham Cos. ID JSD #93	4.00% due 09/15/2030	275,000	306,270	1.7%
Bonneville & Bingham Cos. ID JSD #93	5.00% due 09/15/2031	200,000	234,606	1.3%
Bonneville Co. ID SCD #91	4.00% due 09/15/2026	50,000	55,541	0.3%
Bonneville Co. ID SCD #91	3.75% due 09/15/2032	285,000	299,110	1.7%
Boundary Co. ID SCD #101	4.00% due 08/15/2021	240,000	243,197	1.4%
Canyon Co. ID SCD #134 Middleton	4.00% due 09/15/2028	400,000	446,772	2.5%
Canyon Co. ID SCD #135 Notus	3.25% due 09/15/2031	290,000	303,787	1.7%
Canyon Co. ID SCD #135 Notus	3.25% due 09/15/2032	170,000	177,329	1.0%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	305,955	1.7%
Cassia, Oneida, & Twin Falls Cos. ID JSD #151	3.375% due 09/15/2034	160,000	162,656	0.9%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	202,878	1.1%
Fremont & Madison Cos. ID JSD #215	4.125% due 08/15/2024	130,000	131,942	0.7%
Jefferson & Madison Cos. ID JSD #251 Rigby	4.25% due 09/01/2024	100,000	101,705	0.5%
Kootenai Co. ID SCD #271 CDA	4.00% due 09/15/2025	165,000	183,624	1.0%
Kootenai Co. ID SCD #273	4.00% due 08/15/2031	265,000	288,683	1.6%
Kootenai-Shoshone ID Area Libraries	4.25% due 08/01/2021	220,000	222,928	1.2%
Latah Co. ID SCD #281 Moscow Series B	4.00% due 08/15/2027	100,000	114,221	0.6%
Latah Co. ID SCD #281 Moscow Series B	4.00% due 08/15/2028	200,000	226,738	1.3%
Latah, Nez Perce, & Clearwater Cos. ID JSD #283	4.50% due 08/15/2027	190,000	193,086	1.1%
Owyhee & Elmore Cos. ID JSD #365	4.00% due 08/15/2027	350,000	355,036	2.0%
Twin Falls & Gooding Cos. ID JSD #412	4.125% due 09/01/2023	100,000	111,766	0.6%
Twin Falls Co. ID SCD #411 Series A	4.25% due 09/15/2031	100,000	110,802	0.6%
Twin Falls Co. ID SCD #411	4.00% due 09/15/2027	170,000	190,640	1.1%
Twin Falls Co. ID SCD #411	4.25% due 09/15/2030	300,000	333,834	1.8%
Twin Falls Co. ID SCD #411	4.75% due 09/15/2039	200,000	223,362	1.2%
Twin Falls Co. ID SCD #414 Kimberly	5.00% due 09/15/2031	670,000	820,951	4.6%
Valley & Adams Cos. ID JSD #421	3.00% due 08/01/2026	220,000	229,909	1.3%

		8,475,000	9,367,983	52.0%

Medical / Hospitals

Idaho Health Facility Revenue St. Luke's	6.75% due 11/01/2037	200,000	211,926	1.2%
Idaho Health Facility Revenue Trinity Health Group	6.00% due 12/01/2023	200,000	212,686	1.2%
Idaho Health Facility Revenue Trinity Health Group	3.25% due 12/01/2028	300,000	309,957	1.7%
Idaho Health Facility Revenue Trinity Health Group	6.25% due 12/01/2033	115,000	122,648	0.7%

		815,000	857,217	4.8%

Municipal Leases

Nez Perce Co. ID COPS	4.50% due 02/01/2021	150,000	150,303	0.8%

		150,000	150,303	0.8%

Pollution Control

Caldwell ID Sewer Revenue	4.50% due 09/01/2019	100,000	106,743	0.6%
Idaho Bond Bank Authority	4.30% due 09/01/2022	20,000	20,037	0.1%
Idaho Bond Bank Authority (Defeasement)	4.125% due 09/15/2023	55,000	55,046	0.3%
Idaho Bond Bank Authority (Undefeased)	4.125% due 09/15/2023	20,000	20,040	0.1%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	203,722	1.2%

		395,000	405,588	2.3%

Power Generation

Idaho Falls ID Electric Revenue	6.75% due 04/01/2019	5,000	5,155	0%A

		5,000	5,155	0%A

Real Estate

Boise City Urban Renewal Agency Revenue	5.00% due 12/15/2032	300,000	347,199	2.0%
Idaho State Building Authority Revenue	5.00% due 09/01/2031	200,000	232,984	1.3%
Idaho State Building Authority Revenue	5.00% due 09/01/2032	400,000	465,552	2.5%
Post Falls ID LID SPA	5.00% due 05/01/2021	90,000	90,039	0.5%

		990,000	1,135,774	6.3%

State Education

Boise State University ID Revenue	5.00% due 04/01/2028	125,000	149,761	0.8%
Boise State University ID Revenue	5.00% due 04/01/2032	560,000	666,904	3.7%
Idaho State University Revenue	4.00% due 04/01/2027	170,000	195,209	1.1%
Idaho State University Revenue	4.00% due 04/01/2030	245,000	274,995	1.5%
Idaho State University Revenue	3.00% due 04/01/2031	250,000	255,508	1.4%
Idaho State University Revenue	3.00% due 04/01/2032	160,000	162,789	0.9%
North Idaho College Dormitory Revenue	4.00% due 11/01/2030	285,000	313,255	1.7%
University of Idaho Revenue	5.00% due 04/01/2028	225,000	244,892	1.4%
University of Idaho Revenue	5.00% due 04/01/2032	455,000	516,662	2.9%

		2,475,000	2,779,975	15.4%

Transportation

Boise ID Airport Parking Facility Revenue	3.00% due 09/01/2028	210,000	211,178	1.2%
Idaho Housing & Finance Association Revenue	4.60% due 07/15/2023	250,000	256,972	1.4%
Idaho Housing & Finance Association Revenue	5.00% due 07/15/2027	50,000	53,338	0.3%

		510,000	521,488	2.9%

Water Supply

Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	168,558	0.9%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	100,081	0.6%
Payette Lakes Rec Wtr & Swr Revenue	4.00% due 08/01/2034	255,000	274,885	1.5%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	101,337	0.6%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	355,057	2.0%

		960,000	999,918	5.6%

Total investments	(Cost $16,856,588)	$15,820,000	17,277,486	95.9%
Other assets (net of liabilities)			733,853	4.1%
Total net assets			$18,011,339	100.0%
A Amount is less than .05%

Notes to Schedule of Investments (unaudited)

1. Organization:

Saturna Investment Trust (the "Trust") was established under Washington State Law as a business trust on February 20, 1987.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust's Board of Directors, Saturna Capital, the Trust's investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Funds' investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Sextant Short-Term Bond
Corporate Bonds¹	$-	$7,970,027	$-	$7,970,027
Government Bonds¹	-	$2,578,563	-	$2,578,563
Total Assets	$-	$10,548,590	$-	$10,548,590

Sextant Bond Income
Corporate Bonds¹	$-	$5,605,581	$-	$5,605,581
Government Bonds¹	-	$1,415,821	-	$1,415,821
Municipal Bonds¹	-	$1,909,365	-	$1,909,365
Total Assets	$-	$8,930,767	$-	$8,930,767

Sextant Core
Common Stocks¹	$7,509,640	$-	$-	$7,509,640
Corporate Bonds¹	$-	$2,147,383	$-	$2,147,383
Government Bonds¹	$-	$1,666,330	$-	$1,666,330
Municipal Bonds¹	$-	$563,182	$-	$563,182
Total Assets	$7,509,640	$4,376,895	$-	$11,886,535

Sextant Global High Income
Common Stocks
Communications	$326,898	$-	$-	$326,898
Consumer Discretionary	188,610	-	-	188,610
Energy	970,272	-	-	970,272
Financials	280,940	169,008	-	449,948
Health Care	284,864	-	-	284,864
Industrials	-	365,016	-	365,016
Materials	622,040	-	-	622,040
Technology	538,000	-	-	538,000
Total Common Stocks	$3,211,624	$534,024	$-	$3,745,648
Corporate Bonds¹	$-	$2,655,687	$-	$2,655,687
Government Bonds¹	$-	$1,477,076	$-	$1,477,076
Municipal Bonds¹	$-	$283,939	$-	$283,939
Warrants	$-	$-	$-	$-
Total Assets	$3,211,624	$4,950,726	$-	$8,162,350

Sextant Growth
Common Stocks¹	$35,915,807	$-	$-	$35,915,807
Total Assets	$35,915,807	$-	$-	$35,915,807

Sextant International
Common Stocks
Communications	$4,945,700	$-	$-	$4,945,700
Consumer Discretionary	11,407,100	379,890	-	11,786,990
Consumer Staples	8,072,789	-	-	8,072,789
Energy	2,364,437	-	-	2,364,437
Financials	6,630,260	-	-	6,630,260
Health Care	7,488,641	1,131,675	-	8,620,316
Materials	4,557,010	-	-	4,557,010
Technology	13,106,418	4,363,162	-	17,469,580
Utilities	387,000	-	-	387,000
Total Assets	$58,959,355	$5,874,727	$-	$64,834,082

Sustainable Equity
Common Stocks
Communications	$187,179	$63,671	$-	$250,850
Consumer Discretionary	753,479	195,968	-	949,447
Consumer Staples	365,818	104,167	-	469,985
Energy	-	134,181	-	134,181
Financials	358,941	213,061	-	572,002
Health Care	211,024	125,107	-	336,131
Industrials	93,520	216,632	-	310,152
Materials	143,024	71,308	-	214,332
Technology	1,079,556	-	-	1,079,556
Total Assets	$3,192,541	$1,124,095	$-	$4,316,636

Sustainable Bond
Asset Backed Securities¹	$-	$100,579	$-	$100,579
Corporate Bonds¹	$-	$18,020,835	$-	$18,020,835
Government Bonds¹	$-	$1,163,000	$-	$1,163,000
Total Assets	$-	$19,284,414	$-	$19,284,414

Idaho Tax-Exempt
Municipal Bonds¹	$-	$17,277,486	$-	$17,277,486
Total Assets	$-	$17,277,486	$-	$17,277,486

¹ See Schedule of Investments for industry breakout.

During the period ended August 31, 2017, no Fund had transfers between Level 1, Level 2, and Level 3.

Derivative instruments and hedging activities:

The Funds have adopted the financial accounting reporting rules required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure which enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

During the fiscal period ended August 31, 2017, the Funds held positions in rights offerings as a result of the initial default distribution payment from the Goodrich Petroleum emergence from bankruptcy on October 12, 2016. Rights offerings are issued to existing shareowners of companies and allow shareowners to purchase additional company shares, generally at a discount to the current market price, prior to a set expiration date. As a result of exercising certain rights offerings, the Funds received warrants. Holders of warrants have the right to purchase additional securities directly from the issuer at a set exercise price, prior to a stated expiration date.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of August 31, 2017, by risk category are as follows:

Global High Income Fund
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives
Investments in securities, at value	Warrants	$-
Total		$-

Global High Income Fund
Derivatives not designated as hedging instruments	Unrealized Gain
Warrants	$-
Total	$-

Federal Income Taxes:

The aggregate unrealized security gains and losses based on costs of investments for U.S. federal income tax purposes at August 31, 2017, were as follows:

	Short-Term Bond	Bond Income
Cost of investments	$10,558,819	$8,515,375
Gross tax unrealized appreciation	$27,829	$431,429
Gross tax unrealized depreciation	$(38,058)	$(16,037)
Net tax unrealized appreciation (depreciation)	$(10,229)	$415,392

	Core	Global High Income
Cost of investments	$10,189,722	$7,605,167
Gross tax unrealized appreciation	$1,784,683	$908,484
Gross tax unrealized depreciation	$(87,870)	$(351,301)
Net tax unrealized appreciation (depreciation)	$1,696,813	$557,183

	Growth	International
Cost of investments	$22,837,250	$35,094,450
Gross tax unrealized appreciation	$13,473,134	$30,430,149
Gross tax unrealized depreciation	$(394,577)	$(690,517)
Net tax unrealized appreciation (depreciation)	$13,078,557	$29,739,632

	Sustainable Equity	Sustainable Bond
Cost of investments	$3,632,954	$18,996,571
Gross tax unrealized appreciation	$749,641	$385,196
Gross tax unrealized depreciation	$(65,959)	$(97,352)
Net tax unrealized appreciation (depreciation)	$683,682	$287,844

Idaho Tax-Exempt
Cost of investments		$16,856,588
Gross tax unrealized appreciation		$466,245
Gross tax unrealized depreciation		$(45,347)
Net tax unrealized appreciation (depreciation)		$420,898

Subsequent Events:

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

Item 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant's management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were effective.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a – 2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Jane K. Carten
Jane K. Carten, President and Chief Executive Officer

Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jane K. Carten
Jane K. Carten, President and Chief Executive Officer

Date: October 27, 2017

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Chief Financial Officer

Date: October 27, 2017

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